Form N-1A Cover	Jul. 15, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FEDERATED HERMES EQUITY FUNDS
Entity Central Index Key	0000745968
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 15, 2026
Prospectus Date	Jan. 31, 2026